Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 88,614	$ 69,144
Total assets	1,546,478	979,513
Liabilities
Total liabilities	1,189,824	673,594
Nuna
Assets
Cash	9,944	6,559
Other current assets	34,937	82,147
Non-current assets	23,884	18,422
Total assets	68,765	107,128
Liabilities
Contract liabilities	7,817	8,788
Other current liabilities (excluding current portion of long-term debt)	5,145	21,858
Long-term debt (including current portion)	9,631	17,900
Non-current liabilities	4,985	4,778
Total liabilities	27,578	53,324
Investments in affiliates and joint ventures	41,187	53,804
MNALP
Assets
Cash	4,184	1,467
Other current assets	36,060	39,106
Non-current assets	37,103	29,143
Total assets	77,347	69,716
Liabilities
Contract liabilities	0	0
Other current liabilities (excluding current portion of long-term debt)	29,216	38,397
Long-term debt (including current portion)	36,596	26,180
Non-current liabilities	0	0
Total liabilities	65,812	64,577
Investments in affiliates and joint ventures	11,535	5,139
Fargo
Assets
Cash	87,418	81,326
Other current assets	4,556	1,776
Non-current assets	172,818	93,007
Total assets	264,792	176,109
Liabilities
Contract liabilities	76,481	66,490
Other current liabilities (excluding current portion of long-term debt)	33,122	11,967
Long-term debt (including current portion)	132,818	89,295
Non-current liabilities	589	612
Total liabilities	243,010	168,364
Investments in affiliates and joint ventures	21,782	7,745
Other entities
Assets
Cash	222	800
Other current assets	4,593	3,495
Non-current assets	10,434	12,510
Total assets	15,249	16,805
Liabilities
Contract liabilities	52	4
Other current liabilities (excluding current portion of long-term debt)	1,871	1,415
Long-term debt (including current portion)	6,221	5,906
Non-current liabilities	174	531
Total liabilities	8,318	7,856
Investments in affiliates and joint ventures	6,931	8,949
Total
Assets
Cash	101,768	90,152
Other current assets	80,146	126,524
Non-current assets	244,239	153,082
Total assets	426,153	369,758
Liabilities
Contract liabilities	84,350	75,282
Other current liabilities (excluding current portion of long-term debt)	69,354	73,637
Long-term debt (including current portion)	185,266	139,281
Non-current liabilities	5,748	5,921
Total liabilities	344,718	294,121
Investments in affiliates and joint ventures	$ 81,435	$ 75,637